The Company and Significant Accounting Policies: (Details Text) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014
The Company and Significant Accounting Policies: [Abstract]
Financial resources	$ 8.7
Financial obligations: Notes Payable	39.5
Accounts Payable and accruals	4.1
Equipment	29
Net realizable value of equipment	$ 19